Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Significant Accounting Policies [Abstract]
Annual Rates of Depreciation
Land	1%
Building	2%
Machinery and equipment	10% - 33%
Computer equipment and software	20%-33%
Office furniture and equipment	6% - 20%
Automobiles	15%